UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

ANNUAL REPORT

December 31, 2008

ACADEMY FUNDS TRUST

Dear Fellow Shareholders,

I am proud to report that the Academy Funds have completed their inaugural year.  Against a challenging backdrop, we held firm to our long-term focus and we stand committed to Academy’s mission of commonsense business investment.

The woes of 2008 are well documented.  Assumptions of wealth and economic vigor based on an inflated, over-financed real estate market were replaced by despair, distrust, and a systemic lack of confidence.  Unprecedented government stimulus did little to cast away this pall.  The equity market reacted severely to the economic predicament and to general investor malaise with indices sustaining a precipitous drop and extreme volatility in the fourth quarter.

Last year’s tectonic shift undercut the short-term performance of our strategies in two ways.  First, there were the real economic effects for the companies in which we invested; just about every business experienced some revenue pressure or balance sheet impairment.  Then there was the related, but not necessarily measured, investor reaction to the economic facts; in 2008 many great businesses integral to any base-line scenario of the future economy had their share prices halved.  Surely the near term would continue to be challenging, but had the present value of these businesses’ future returns really been halved?  Perhaps previous estimates had been too aggressive, but it’s important to understand the consequences implied by market reactions in order to judge their reasonableness.  This distinction between economic realities and market hysterics is crucial for the long-term investor.  The Academy Funds make investments that are predicated on business fundamentals; fluctuations in the price of shares other than when they are acquired or sold are of little consequence and generally do not constitute a business fundamental.  As such, in the aftermath of 2008’s hyper-reactionary pricing, I believe opportunity abounds.

Now, more than ever, I believe the financial landscape calls for Academy’s innovative, logical strategies that focus on strategic ownership of quality, advantaged companies.  Academy’s mission is simple: a constructive holistic approach to business investment.  I thank you for your investment and I am confident that our approach has the potential to be fruitful in the coming years and beyond.

Sincerely,

David Jacovini
President & Portfolio Manager

ACADEMY FUNDS TRUST

Past performance does not guarantee future results.

Mutual Fund investing involves risk; principal loss is possible. Along with general market risks, investors should also note that both Funds are classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. Additionally, both Funds may invest in securities of foreign companies, which can be more volatile, less liquid, and subject to the risk of currency fluctuations. The Select Opportunities Fund is subject to additional principal risks. A possible higher turnover rate can lead to additional tax consequences and higher transaction costs. The Fund may hold short positions and buy derivatives, which involve risks that vary from, and can exceed, the risks presented by holding long positions only. The Fund may also invest in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than large-cap companies. The Fund may also invest in debt securities, which will typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may use derivative instruments, such as options, futures and options on futures. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with underlying instruments or the Fund’s other investments.

The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Academy Funds are distributed by Quasar Distributors, LLC.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Portfolio Management Commentary and Fund Performance (Unaudited)
The Academy Core Equity Fund’s strategy is to generally remain fully invested and sector-neutral to its benchmark - meaning it holds nominal amounts of cash and approximates the sector weightings of the S&P 500® at any given time.  In order to target its objective of long-term capital appreciation, the Fund’s investment portfolio is concentrated in a select few companies.  Security selection allowed the Fund to lead its benchmark through the first six months of 2008, but this approach led to the Fund’s relative under-performance for the full year.  The Fund makes investments based on a long-term outlook and, in taking this approach, accepts and expects that there will be periods of short-term underperformance.

Despite the challenges of 2008, the Fund has not changed its fundamental strategy.  The Fund will continue to target sector-neutrality to its benchmark and will continue to build and maintain a portfolio concentrated in a selection of what the advisor believes are quality, long-term investments.

The following chart compares the value of a hypothetical $10,000 investment in the Academy Core Equity Fund from its inception (December 31, 2007) to December 31, 2008 as compared with the S&P 500® Total Return Index.

Academy Core Equity Fund
Growth of a Hypothetical $10,000 Investment
at December 31, 2008 vs. S&P 500® Total Return Index

	Total Return
	Periods Ended December 31, 2008
	Six Month	One Year	Since Inception (12/31/07)
Academy Core Equity Fund	-33.94%	-41.14%	-41.14%
S&P 500® Total Return Index	-28.48%	-37.00%	-37.00%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.  The Fund imposes a 1.0% redemption fee for shares redeemed within 60 days.  Performance does not reflect the redemption fee and if it had returns would be lower.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for each Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Portfolio Management Commentary and Fund Performance (Unaudited)
The Academy Select Opportunities Fund’s mandate allows for it to be less than fully invested, and as such, it experienced the benefit of holding some cash balances throughout the year.  However, as the year proceeded, the Fund held a smaller cash balance as the advisor identified what it considered to be attractive opportunities for long-term capital appreciation.  This increased exposure to often-volatile investments and caused the Fund to underperform as the equities market continued to drop.

The Fund’s investments in 2008 were not based on trying to identify the exact bottom of a declining market; they were based on the advisor’s decision to commit capital to discrete opportunities with increasingly attractive long-term, risk/return trade-offs.  Looking ahead, the Fund will continue this approach and accepts the risk and volatility that investing in a concentrated selection of names can bring.

The following chart compares the value of a hypothetical $10,000 investment in the Academy Select Opportunities Fund from its inception (December 31, 2007) to December 31, 2008 as compared with the S&P 500® Total Return Index.

Academy Select Opportunities Fund
Growth of a Hypothetical $10,000 Investment
at December 31, 2008 vs. S&P 500® Total Return Index

	Total Return
	Periods Ended December 31, 2008
	Six Month	One Year	Since Inception (12/31/07)
Academy Select Opportunities Fund	-35.05%	-38.24%	-38.24%
S&P 500® Total Return Index	-28.48%	-37.00%	-37.00%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.  The Fund imposes a 2.0% redemption fee for shares redeemed within 90 days.  Performance does not reflect the redemption fee and if it had returns would be lower.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for each Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Expense Example
For the Six Month Period Ended December 31, 2008 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) a redemption fee if you sell your shares shortly after purchasing them.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	July 1, 2008	December 31, 2008	December 31, 2008*
Core Equity Fund	$1,000.00	$660.60	$8.35
Select Opportunities Fund	$1,000.00	$649.50	$8.29

*	Expenses are equal to the Funds’ annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any redemption fees.

ACADEMY FUNDS TRUST

Expense Example
December 31, 2008 (Unaudited)(Continued)

Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs owning different funds.  In addition, if redemption fees were included, your costs could have been higher.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	July 1, 2008	December 31, 2008	December 31, 2008*
Core Equity Fund	$1,000.00	$1,015.08	$10.13
Select Opportunities Fund	$1,000.00	$1,015.08	$10.13

*	Expenses are equal to the Funds’ annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Investments by Sector as of December 31, 2008
(as a Percentage of Total Investments)

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Investments by Sector as of December 31, 2008
(as a Percentage of Total Investments)

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Schedule of Investments – December 31, 2008

	Shares	Value
COMMON STOCKS – 98.92%
Aerospace & Defense – 4.38%
Boeing Co.	1,252	$53,423
L-3 Communications Holdings, Inc.	745	54,966
		108,389
Biotechnology – 5.08%
Genzyme Corp. (a)	1,894	125,705
Computers & Peripherals – 1.73%
EMC Corp. (a)	4,100	42,927
Diversified Financial Services – 4.14%
CIT Group, Inc.	18,000	81,720
CME Group, Inc.	100	20,811
		102,531
Diversified Telecommunication Services – 3.82%
Verizon Communications, Inc.	2,789	94,547
Electric Utilities – 0.56%
Exelon Corp.	250	13,902
Energy Equipment & Services – 2.18%
Nabors Industries Ltd. (a)	4,515	54,045
Food & Staples Retailing – 12.77%
CVS Caremark Corp.	11,000	316,140
Health Care Equipment & Supplies – 5.19%
Medtronic, Inc.	2,934	92,186
Zimmer Holdings, Inc. (a)	900	36,378
		128,564
Health Care Providers & Services – 4.35%
Aetna, Inc.	2,085	59,422
WellPoint, Inc. (a)	1,146	48,281
		107,703
Industrial Conglomerates – 6.56%
General Electric Co.	10,021	162,340
Insurance – 6.61%
Hartford Financial Services Group, Inc.	3,500	57,470
Prudential Financial, Inc.	818	24,753
Travelers Companies, Inc.	1,800	81,360
		163,583

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Schedule of Investments – December 31, 2008 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services – 2.13%
Yahoo!, Inc. (a)	4,330	$52,826
Media – 2.66%
Comcast Corp.	3,905	65,916
Metals & Mining – 2.87%
Nucor Corp.	1,535	70,917
Multiline Retail – 5.65%
Target Corp.	4,053	139,950
Multi-Utilities – 3.50%
Duke Energy Corp.	5,780	86,758
Oil, Gas & Consumable Fuels – 11.12%
Marathon Oil Corp.	6,838	187,088
XTO Energy, Inc.	2,504	88,316
		275,404
Real Estate Investment Trust – 2.39%
ProLogis	4,250	59,033
Semiconductor & Semiconductor Equipment – 5.62%
NVIDIA Corp. (a)	8,684	70,080
Texas Instruments, Inc.	4,450	69,064
		139,144
Software – 5.61%
Oracle Corp. (a)	7,840	139,003
TOTAL COMMON STOCKS
(Cost $3,381,549)		2,449,327
Total Investments
(Cost $3,381,549) – 98.92%		2,449,327
Other Assets in Excess of Liabilities – 1.08%		26,816
TOTAL NET ASSETS – 100.00%		$2,476,143

Percentages are stated as a percent of net assets.
(a)  Non Income Producing.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – December 31, 2008

	Shares	Value
COMMON STOCKS – 73.45%
Commercial Services & Supplies – 6.01%
RSC Holdings, Inc. (a)	14,000	$119,280
Communications Equipment – 0.12%
China GrenTech Corporation Ltd. - ADR (a)	2,000	2,400
Diversified Financial Services – 14.86%
CIT Group, Inc.	65,000	295,100
Energy Equipment & Services – 8.55%
Bronco Drilling Co., Inc. (a)	939	6,066
Exterran Holdings, Inc. (a)	4,500	95,850
Helmerich & Payne, Inc.	2,000	45,500
Pioneer Drilling Co. (a)	4,005	22,308
		169,724
Health Care Equipment & Supplies – 5.91%
Hologic, Inc. (a)	8,972	117,264
Leisure Equipment & Products – 4.88%
Marvel Entertainment, Inc. (a)	3,150	96,862
Marine – 4.48%
Seaspan Corp.	10,000	88,900
Media – 5.54%
Lions Gate Entertainment Corp. (a)	20,000	110,000
Oil & Gas – 4.84%
Valero Energy Corp.	4,438	96,038
Real Estate Management & Development – 4.81%
Tejon Ranch Co. (a)	3,859	95,472
Semiconductor & Semiconductor Equipment – 2.98%
ANADIGICS, Inc. (a)	40,000	59,200
Software – 8.41%
ArcSight, Inc. (a)	20,861	167,097
Specialty Retail – 1.09%
Borders Group, Inc.	54,000	21,600
Textiles, Apparel & Luxury Goods – 0.97%
Crocs, Inc. (a)	15,600	19,344
TOTAL COMMON STOCKS
(Cost $2,604,337)		1,458,281

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – December 31, 2008 (Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 4.36%
Diversified Financial Services – 4.36%
CIT Group, Inc., 8.750%	3,000	$86,580
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $138,200)		86,580

	Principal
	Amount
CONVERTIBLE BONDS – 2.75%
Real Estate Investment Trusts – 2.75%
Prologis, 1.875%, 11/15/2037	$50,000	22,750
Prologis, 2.625%, 05/15/2038	75,000	31,875
		54,625
TOTAL CONVERTIBLE BONDS
(Cost $50,098)		54,625

SHORT-TERM INVESTMENTS – 16.64%
Fidelity Institutional Government Portfolio	330,379	330,379
TOTAL SHORT-TERM INVESTMENTS
(Cost $330,379)		330,379
Total Investments
(Cost $3,123,014) – 97.20%		1,929,865
Other Assets in Excess of Liabilities – 2.80%		55,633
TOTAL NET ASSETS – 100.00%		$1,985,498

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt.
(a)  Non Income Producing.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Assets and Liabilities
December 31, 2008

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
Assets:
Investments, at value*	$2,449,327	$1,929,865
Receivable for investments sold	110,336	55,486
Dividends, interest and other receivables	6,096	536
Receivable from Advisor	49,852	29,935
Prepaid assets	3,038	2,696
Total Assets	2,618,649	2,018,518

Liabilities:
Payable for investments purchased	10,924	—
Due to custodian	90,777	—
Accrued 12b-1 fees	517	365
Accrued expenses and other liabilities	40,288	32,655
Total Liabilities	142,506	33,020
Net Assets	$2,476,143	$1,985,498

Net Assets Consist of:
Capital stock	$4,146,537	$3,220,941
Accumulated net realized loss	(738,172)	(42,294)
Net unrealized depreciation on investments	(932,222)	(1,193,149)
Net Assets	$2,476,143	$1,985,498

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	211,050	169,308
Net asset value price per share	$11.73	$11.73

* Cost of Investments	$3,381,549	$3,123,014

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Operations
For the Year Ended December 31, 2008

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
Investment Income:
Dividends	$53,792	$21,587
Interest	2,468	17,089
	56,260	38,676
Expenses:
Investment advisory fee	20,152	18,517
12b-1 fees	5,927	4,629
Organizational Costs	43,575	43,575
Administration fee	37,617	36,181
Professional fees	23,696	23,144
Transfer agent fees and expenses	22,833	25,245
Fund accounting fees	34,498	30,229
Registration fees	937	866
Trustee fees and expenses	10,151	7,833
Insurance expense	805	743
Custody fees	7,837	4,242
Printing and mailing expense	4,888	4,095
Other expenses	2,618	2,682
Total expenses before expense limitation	215,534	201,981
Less: Fees waived/Expenses Paid by Advisor	(168,117)	(164,949)
Net expenses	47,417	37,032
Net Investment Income	8,843	1,644

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	(738,172)	39,284
Net realized gain on options written	—	3,700
Net change in unrealized
depreciation on investments	(932,222)	(1,193,149)
Net realized and unrealized loss on investments	(1,670,394)	(1,150,165)
Net Decrease in Net Assets
Resulting from Operations	$(1,661,551)	$(1,148,521)

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Changes in Net Assets

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2008
Operations:
Net investment income	$8,843	$1,644
Net realized gain/(loss) on investments	(738,172)	39,284
Net realized gain on options written	—	3,700
Net change in unrealized depreciation on investments	(932,222)	(1,193,149)
Net decrease in net assets resulting from operations	(1,661,551)	(1,148,521)

Dividends and Distributions to Shareholders:
Net investment income	(8,875)	(1,643)
Tax return of capital	—	(3,278)
Net realized gains	—	(85,279)
Total dividends and distributions	(8,875)	(90,200)

Fund Share Transactions:
Proceeds from shares sold	4,867,864	3,738,683
Shares issued to holders in reinvestment of dividends	8,875	90,200
Cost of shares redeemed	(730,170)	(604,664)
Net increase in net assets from capital share transactions	4,146,569	3,224,219
Total increase in net assets	2,476,143	1,985,498

Net Assets:
Beginning of year	—	—
End of year*	$2,476,143	$1,985,498
*Including undistributed net
investment income of	$—	$—

Change in Shares Outstanding:
Shares sold	269,730	202,296
Shares issued to holders in reinvestment of dividends	770	8,018
Shares redeemed	(59,450)	(41,006)
Net increase	211,050	169,308

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Financial Highlights

Year Ended
December 31, 2008
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$20.00

Operations:
Net investment income	0.04
Net realized and unrealized loss	(8.27)
Total from investment operations	(8.23)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.04)
Total dividends and distributions	(0.04)
Change in net asset value for the year	(8.27)
Net asset value, end of year	$11.73

Total return	(41.14)%

Ratios/Supplemental Data
Net assets, end of year (000)	$2,476

Ratio of net expenses to average net assets:
Before expense limitation arrangement	9.09%
After expense limitation arrangement	2.00%

Ratio of net investment income to average net assets:
Before expense limitation arrangement	(6.72)%
After expense limitation arrangement	0.37%

Portfolio turnover rate	98.44%

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Financial Highlights

Year Ended
December 31, 2008
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$20.00

Operations:
Net investment income	0.01
Net realized and unrealized loss	(7.69)
Total from investment operations	(7.68)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.01)
Dividends from tax return of capital	(0.02)
Distributions from net realized gains	(0.56)
Total dividends and distributions	(0.59)
Change in net asset value for the year	(8.27)
Net asset value, end of year	$11.73

Total return	(38.24)%

Ratios/Supplemental Data
Net assets, end of year (000)	$1,985

Ratio of net expenses to average net assets:
Before expense limitation arrangement	10.91%
After expense limitation arrangement	2.00%

Ratio of net investment income to average net assets:
Before expense limitation arrangement	(8.82)%
After expense limitation arrangement	0.09%

Portfolio turnover rate	37.75%

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.	ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust consists of two separate mutual funds:  the Academy Core Equity Fund and the Academy Select Opportunities Fund (each a “Fund,” and collectively, the “Funds”), each of which commenced operations on December 31, 2007.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Options:

Each Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions involving options written in the Academy Select Opportunities Fund during the year ended December 31, 2008, were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding at December 31, 2007		—	$—
Options written	50		3,700
Options expired	(50)		(3,700)
Options outstanding at December 31, 2008	—		$—

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one Fund within the Trust are allocated among the respective Funds based on relative net assets or another appropriate basis.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Effective January 1, 2008, the Trust became subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48 Accounting For Uncertainty in Income Taxes (“FIN 48”), a clarification of FASB Statement No. 109 Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management of the Trust reviewed the tax positions in the open tax year ended 2008 and determined FIN 48 had no impact on the Trust’s net assets or results of operations as of December 31, 2008.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of December 31, 2008, involving the Funds’ assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Core Equity Fund	$2,449,327	$ —	$—	$2,449,327
Select Opportunities Fund	$1,875,240	$54,625	$—	$1,929,865

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161 and the impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Funds’ distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  For the year ended December 31, 2008, the Academy Core Equity Fund and the Academy Select Opportunities Fund paid $5,927 and $4,629, respectively, pursuant to the Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Academy Asset Management LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.85% and 1.00% of the Academy Core Equity Fund’s and Academy Select Opportunities Fund’s average daily net assets, respectively.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2010, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement for each Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the year ended December 31, 2008, the Advisor waived fees and assumed Fund expenses for the Academy Core Equity Fund and the Academy Select Opportunities Fund in the following amounts: $168,117 and $164,949, respectively.

The following table shows the amount of fees waived or expenses assumed by the Advisor subject to potential recovery expiring in:

Academy Core Equity Fund		Academy Select Opportunities Fund
2011	$168,117	2011	$164,949

5.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Purchases:
U.S. Government	$—	$—
Other	6,345,315	3,187,279
Sales:
U.S. Government	$—	$—
Other	2,223,736	433,310

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At December 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Cost of Investments	$3,702,119	$3,123,014
Gross Unrealized Appreciation	$140,147	$107,952
Gross Unrealized Depreciation	(1,392,939)	(1,301,101)
Net Unrealized Appreciation/
(Depreciation) on investments	$(1,252,792)	$(1,193,149)

As of December 31, 2008, the components of accumulated/(deficit) earnings on a tax basis were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Accumulated Capital
and Other Losses	$(417,602)	$(42,294)
Unrealized Appreciation/
(Depreciation) on Investments	(1,252,792)	(1,193,149)
Total Accumulated/(Deficit)	$(1,670,394)	$(1,235,443)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of December 31, 2008, the Academy Core Equity Fund and the Academy Select Opportunities Fund deferred, on a tax basis, post-October losses of $135,087 and $42,294, respectively.

As of December 31, 2008, the Academy Core Equity Fund had an accumulated capital loss carryforward for federal income tax purposes of $282,515 expiring on December 31, 2016.  To the extent that the Academy Core Equity Fund may realize future net capital gains, those gains will be offset by their unused capital loss carryforward.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

7.	DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2008
Distributions paid from:
Ordinary Income	$8,875	$86,922
Tax Return of Capital	—	3,278
Total Distribution Paid	$8,875	$90,200

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes.  Any permanent differences will result in reclassification among certain capital accounts in the financial statements.  For the year ended December 31, 2008 the Academy Core Equity Fund increased undistributed net investment income by $32 and decreased paid-in-capital by $32.  The Academy Select Opportunities Fund decreased undistributed net investment loss by $3,277, decreased accumulated net realized losses by $1, and decreased paid-in-capital by $3,278.

ACADEMY FUNDS TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Academy Funds
Philadelphia, Pennsylvania

We have audited the accompanying statements of assets and liabilities of Academy Funds Trust (the “Trust”), comprising respectively, the Academy Core Equity Fund and the Academy Select Opportunities Fund, including the schedules of investments as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Academy Core Equity Fund and Academy Select Opportunities Fund as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2009

ACADEMY FUNDS TRUST

Additional Information

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer
Interested Trustee
Stephen J. Harmelin, Esq.(1)	Trustee	Since	Managing Partner,	2	Board Member, The
123 South Broad Street,		2007	Dilworth Paxon LLP		Barnes Foundation,
Suite 1630			(law firm),		The National
Philadelphia, PA 19109			Since 1991.		Constitution Center,
Age: 69					Atlantic Legal
Foundation, The
College of Physicians
of Philadelphia, The
Kluge Estate Winery
& Vineyard; Chairman
of the Thomas Skelton
Harrison Foundation.
Independent Trustees
Thomas C. Power, Esq.	Trustee	Since	General Counsel,	2	None
123 South Broad Street,		2007	Fiberlink
Suite 1630			Communications
Philadelphia, PA 19109			Corp. (software),
Age: 49			Since 2000.
Oliver St. Clair	Chairman	Since	President and CEO,	2	Board Member, Right
Franklin OBE	and Trustee	2007	International House		Management (HR
123 South Broad Street,			Philadelphia (programming		consulting) and
Suite 1630			and lodging for		Dynamis Therapeutics
Philadelphia, PA 19109			international students),		(biotech research),
Age: 63			2003 to 2008.		Board Member and
Chair of the
Investment
Committee, The
Philadelphia
Foundation (charitable
distributions), Board
of Advisors, The
Genisys Group
(software development;
BPO outsourcing),
Board of Directors,
The Greater
Philadelphia Chamber
of Commerce.

ACADEMY FUNDS TRUST

Additional Information (Continued)

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer
Russell R. Wagner	Trustee	Since	Sr. Vice President –	2	Board Member,
123 South Broad Street,		2007	Finance and CFO,		Philadelphia Parking
Suite 1630			Holy Redeemer		Authority, Chairman
Philadelphia, PA 19109			Health System,		of the Board, Liberty
Age: 51			Since 1994.		Community
Development
Corporation.
Fund Officers
David Jacovini	President	Since	Chief Executive	2	None
123 South Broad Street,	and	2007	Officer, Academy
Suite 1630	Treasurer		Asset Management
Philadelphia, PA 19109			LLC, Since 2007;
Age: 32			President, VLI
Capital Management
LLC, 2006 to 2007;
Deutsche Bank AG,
2002 to 2005.
Michael D. Gries	Vice	Since	Operations Manager,	2	None
123 South Broad Street,	President	2007	Academy Asset
Suite 1630			Management LLC,
Philadelphia, PA 19109			Since 2007; Assistant
Age: 34			Director of MBA
Admissions, MIT
Sloan School of
Management, 2007;
Equity Analyst,
theStreet.com Ratings,
2005 to 2007; Web
Editor, Lawyers
Weekly, Inc.,
2003 to 2005.
(1)	Stephen J. Harmelin, Esq. is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Directors and is available upon request, without charge, by calling 1-877-386-3890.

ACADEMY FUNDS TRUST

Additional Information (Continued)

2.	QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Academy Core Equity Fund	100.00%
Academy Select Opportunities Fund	24.83%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2008, was as follows:

Academy Core Equity Fund	100.00%
Academy Select Opportunities Fund	18.87%

3.	SHORT-TERM CAPITAL GAINS

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

Academy Core Equity Fund	0.00%
Academy Select Opportunities Fund	94.54%

INVESTMENT ADVISOR

Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2008 is available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-877-386-3890, on the SEC’s website at www.sec.gov, or at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Russell Wagner is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2008
Audit Fees	$20,000
Audit-Related Fees
Tax Fees	$5,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

FYE 12/31/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last year.

Non-Audit Related Fees	FYE 12/31/2008
Registrant	$5,000
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President

Date    3/6/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David Jacovini
David Jacovini, President & Treasurer

Date    3/6/2009

* Print the name and title of each signing officer under his or her signature